DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE INSTRUMENTS
Fair Values of Derivative Instruments Designated as Hedges

	Fair Values of Derivative Instruments
	At December 31, 2017
	Other	Other	Other	Other
	Current	Non-current	Current	Non-current
	Assets	Assets	Liabilities	Liabilities
A$ operating fixed forwards	$—	$—	$1	$—
Diesel fixed forwards	6	—	—	—
	$6	$—	$1	$—

	Fair Values of Derivative Instruments
	At December 31, 2016
	Other	Other	Other	Other
	Current	Non-current	Current	Non-current
	Assets	Assets	Liabilities	Liabilities
A$ operating fixed forwards	$—	$—	$23	$1
Diesel fixed forwards	4	—	4	—
	$4	$—	$27	$1

Location and Amount of Gains (Losses) Reported in Consolidated Financial Statements

	Foreign Currency			Diesel Fixed			Interest
	Exchange Contracts			Forward Contracts			Rate Contracts
	2017	2016	2015	2017	2016	2015	2017	2016	2015
For the year ended December 31,
Cash flow hedging relationships:
Gain (loss) recognized in Other comprehensive income (loss) (effective portion)	$5	$3	$(39)	$3	$9	$(23)	$—	$—	$—
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (loss) (effective portion) (1)	$(25)	$(37)	$(39)	$(2)	$(22)	$(27)	$(10)	$(33)	$(18)
Gain (loss) reclassified from Accumulated other comprehensive income (loss) into income (loss) (ineffective portion) (2)	$—	$—	$—	$—	$1	$2	$—	$—	$—

(1)	The gain (loss) recognized for the effective portion of cash flow hedges is included in Cost applicable to sales and Interest expense, net.
(2)	The ineffective portion recognized for cash flow hedges is included in Other income, net.

Cash Flow Hedges | Foreign exchange forward contracts
DERIVATIVE INSTRUMENTS
Outstanding Derivative Contracts

	Expected Maturity Date
	2018	Total/Average
A$ Operating Fixed Forward Contracts:
A$ notional (millions)	6	6
Average rate ($/A$)	0.92	0.92

Cash Flow Hedges | Diesel forward contracts
DERIVATIVE INSTRUMENTS
Outstanding Derivative Contracts

	Expected Maturity Date
	2018	2019	Total/Average
Diesel Fixed Forward Contracts:
Diesel gallons (millions)	16	2	18
Average rate ($/gallon)	1.63	1.72	1.64